INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 12 - INCOME TAXES

The Company and the Bank file consolidated federal income tax returns and Illinois state income tax returns.  The Company and the Bank are no longer subject to examination by federal and state taxing authorities for years prior to 2009 and 2008, respectively.

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Year Ended
	December 31,
	2012	2011
Federal:
Current	$1,366,578	$859,716
Deferred	125,033	(607,705)
	1,491,611	252,011

State:
Current	484,310	301,650
Deferred	69,113	(118,579)
	553,423	183,071

	$2,045,034	$435,082

The Company’s income tax expense differed from the maximum statutory federal rate of 35% as follows:

	Year Ended
	December 31,
	2012	2011
Expected income taxes	$2,138,337	$815,538
Income tax effect of:
State taxes, net of federal income tax benefit	332,911	113,052
Tax exempt interest, net	(333,886)	(265,610)
Income taxed at lower rates	(61,095)	(23,301)
Other	(31,233)	(204,597)

	$2,045,034	$435,082

The tax effects of principal temporary differences are shown in the following table:

	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,393,884	$3,109,480
Deferred compensation	176,433	218,716
Accrued expenses	—	61,219
Purchase accounting adjustments for:
Loans	49,988	60,616
Securities	162,889	195,896
Time deposits	—	1,198
Deferred fees and costs	—	18,388
OREO writedowns and expenses	316,132	—
Other	56,188	69,384
	3,155,514	3,734,897

Deferred tax liabilities:
Federal Home Loan Bank stock	(304,238)	(658,620)
Core deposit intangible	(215,445)	(325,748)
Mortgage servicing rights	(326,905)	(260,043)
Unrealized gain on securities available for sale	(702,588)	(759,011)
Purchase accounting adjustments for:
Premises and equipment	(301,426)	(305,223)
Federal Home Loan Bank advances	(13,390)	(22,355)
Premises and equipment	(107,979)	(82,631)
	(1,971,971)	(2,413,631)

Net deferred taxes	$1,183,543	$1,321,266

Retained earnings at December 31, 2012 and 2011 include approximately $3,044,000 of the tax bad debt reserve which accumulated prior to 1988, for which no deferred income tax liability has been recognized. This amount represents an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate. The unrecorded deferred income tax liability on the above amount was approximately $1,157,000 at December 31, 2012 and 2011.  Management has determined that the probability of recapturing the reserve is not sufficient to record a liability.